UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3003
                                   ------------


                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota          55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
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Date of reporting period:    3/31
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
                               PORTFOLIO HOLDINGS
                                      FOR
                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND
                               AT MARCH 31, 2006

Investments in Securities

RiverSource Tax-Exempt Money Market Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)


Municipal Notes (98.8%)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Alabama (7.8%)
Columbia Industrial Development Board
   Refunding Revenue Bonds
   Alabama Power Company Project
   V.R.D.N. Series 1995E
     10-01-22                     3.14%           $2,800,000(e)       $2,800,000
County of Jefferson
   Revenue Bonds
   Capital Improvement Warrants
   V.R.D.N. Series 2002A
   (JPMorgan Chase Bank) FGIC
     02-01-42                     3.22             3,550,000(e)        3,550,000
Parrish Industrial Development Board
   Refunding Revenue Bonds
   Alabama Power Company Project
   V.R.D.N. Series 1994
     06-01-15                     3.18             2,900,000(e)        2,900,000

Total                                                                  9,250,000

California (2.4%)
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3
   (Bank of New York)
     05-01-22                     3.07               800,000(e)          800,000
State of California
   R.A.N.
   Series 2005
     06-30-06                     2.98             2,000,000           2,007,254

Total                                                                  2,807,254



Municipal Notes (continued)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

District of Columbia (1.0%)
District of Columbia
   Revenue Bonds
   American Psychological Association
   V.R.D.N. Series 2003 (Bank of America)
     03-01-28                     3.23%           $1,200,000(e)       $1,200,000
Florida (6.7%)
Collier County Health Facilities Authority
   C.P.
     04-05-06                     3.14             5,000,000           5,000,000
Jacksonville Health Facilities Authority
   C.P.
     05-08-06                     3.24             3,000,000           3,000,000

Total                                                                  8,000,000

Georgia (3.5%)
City of Atlanta
   Revenue Bonds
   V.R.D.N. Series 2002C
   (Dexia Credit Local) FSA
     11-01-41                     3.15               200,000(e)          200,000
DeKalb County Hospital Authority
   Revenue Bonds
   DeKalb Medical Center Project
   V.R.D.N. Series 2003B
   (Wachovia Bank) FSA
     09-01-31                     3.18             4,000,000(e)        4,000,000

Total                                                                  4,200,000



Municipal Notes (continued)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Illinois (12.0%)
City of Chicago
   Unlimited General Obligation Bonds
   Neighborhoods Alive
   V.R.D.N. Series 2002-21B
   (Lloyds TSB Group) MBIA
     01-01-37                     3.17%           $4,100,000(e)       $4,100,000
County of Cook
   Unlimited General Obiligation Bonds
   Capital Improvement
   V.R.D.N. Series 2002B
   (Landesbank Hessen-Thuringen Girozentrale)
     11-01-31                     3.20             4,000,000(e)        4,000,000
Illinois Health Facilities Authority
   Revenue Bonds
   University of Chicago Hospitals
   V.R.D.N. Series 1998
   (Bank One Illinois) MBIA
     08-01-26                     3.18             1,200,000(e)        1,200,000
Illinois Intl District
   Refunding Revenue Bonds
   V.R.D.N. Series 2003 (LaSalle Bank)
     01-01-23                     3.19             1,000,000(e)        1,000,000
State of Illinois
   Unlimited General Obligation Bonds
   V.R.D.N Series 2003B (Depfa Bank)
     10-01-33                     3.23             4,000,000(e)        4,000,000

Total                                                                 14,300,000



See accompanying notes to investments in securities.


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1--RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2006

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Indiana (3.9%)
Hammond
   Refunding Revenue Bonds
   Amoco Oil Company Project
   V.R.D.N. Series 1994
     02-01-22                     3.19%             $300,000(e)         $300,000
Indiana University
   Revenue Bonds
   V.R.D.N. Series 2000
     11-15-20                     3.17             4,300,000(e)        4,300,000

Total                                                                  4,600,000

Kentucky (4.8%)
Newport
   Revenue Bonds
   V.R.D.N Series 2002 (US Bank)
     04-01-32                     3.19             4,500,000(e)        4,500,000
Williamsburg
   Refunding & Improvements Revenue Bonds
   Cumberland Project
   V.R.D.N. Series 2002 (Fifth Third Bank)
     09-01-32                     3.17             1,225,000(e)        1,225,000

Total                                                                  5,725,000

Maryland (1.3%)
Maryland Health & Higher Education
   C.P.
     05-02-06                     3.13             1,500,000           1,500,000
Michigan (3.7%)
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B
   (Dexia Credit Local) FSA
     07-01-33                     3.15             1,800,000(e)        1,800,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
     12-01-19                     3.14             2,600,000(e)        2,600,000

Total                                                                  4,400,000

Minnesota (12.9%)
Arden Hills
   Revenue Bonds
   Presbyterian Homes
   V.R.D.N. Series 1999B (US Bank)
     09-01-29                     3.23              400,000(e)           400,000
City of Minneapolis
   Revenue Bonds
   Guthrie Theater Project
   V.R.D.N. Series 2003A (Wells Fargo Bank)
     10-01-23                     3.17             4,000,000(e)        4,000,000
Rochester Health Care Facility
   C.P.
     04-13-06                     3.22             4,000,000           4,000,000



Municipal Notes (continued)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Minnesota (cont.)
Southern Minnesota Municipal Power
   C.P.
     06-02-06                     3.24%           $4,100,000          $4,100,000
University of Minnesota
   Revenue Bonds
   V.R.D.N. Series 1999A
   (Landesbank Hessen-Thuringen Girozentrale)
     01-01-34                     3.23            2,980,000(e)         2,980,000

Total                                                                 15,480,000

Mississippi (1.5%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N. Series 1993
     06-01-23                     3.15               300,000(e)          300,000
     06-01-23                     3.18             1,450,000(e)        1,450,000

Total                                                                  1,750,000

Missouri (1.9%)
Missouri State Health & Educational Facilities Authority
   Revenue Bonds
   Washington University
   V.R.D.N. Series 1996A (Morgan Guaranty Trust)
     09-01-30                     3.19             2,300,000(e)        2,300,000

Nebraska (3.0%)
Nebraska Public Power District
   C.P.
     05-02-06                     3.19             3,600,000           3,600,000

Nevada (2.5%)
Las Vegas Valley Water District
   C.P.
     06-01-06                     3.29             3,000,000           3,000,000

New Mexico (1.2%)
Farmington
   Refunding Revenue Bonds
   Arizona Public Service Company
   V.R.D.N. Series 1994B (Barclays Bank)
     09-01-24                     3.15             1,400,000(e)        1,400,000

Pennsylvania (0.2%)
Pennsylvania State Higher Educational Facilities Authority
   Refunding Revenue Bonds
   Carnegie Mellon University
   V.R.D.N. Series 1995B (Morgan Guaranty Trust)
     11-01-27                     3.15               200,000(e)          200,000

South Carolina (1.3%)
South Carolina Public Service Authority
   C.P.
     05-08-06                     3.19             1,600,000           1,600,000



Municipal Notes (continued)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Tennessee (0.6%)
Montgomery County Public Building Authority
   Revenue Bonds
   Tennessee County Loan Pool
   V.R.D.N. Series 2006 (Bank of America)
     02-01-36                     3.17%             $700,000(e)         $700,000

Texas (13.3%)
Bell County Health Facility Development Corporation
   Revenue Bonds
   Scott & White Memorial Hospital
   V.R.D.N. Series 2001-1
   (JPMorgan Chase Bank) MBIA
     08-15-31                     3.18               400,000(e)          400,000
City of San Antonio
   Refunding Revenue Bonds
   Sub Lien
   V.R.D.N. Series 2003B
   (JPMorgan Chase Bank) MBIA
     05-15-33                     3.24             3,940,000(e)        3,940,000
Dallas Area RAP Transit
   C.P.
     05-02-06                     3.16             2,000,000           2,000,000
     05-02-06                     3.19             2,800,000           2,800,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   YMCA of Greater Houston
   V.R.D.N. Series 1999 (Bank One Texas)
     07-01-34                     3.18               300,000(e)          300,000
Port of Port Arthur Navigation District
   Refunding Revenue Bonds
   Texaco Project
   V.R.D.N. Series 1994
     10-01-24                     3.18             1,500,000(e)        1,500,000

State of Texas
   Unlimited General Obligation Bonds
   T.R.A.N.
   Series 2005
     08-31-06                     3.30             5,000,000           5,022,916

Total                                                                 15,962,916

Utah (5.4%)
Emery County
   Refunding Revenue Bonds
   Pacificorp Projects
   V.R.D.N. Series 1994
   (Bank of Nova Scotia) AMBAC
     11-01-24                     3.18             1,500,000(e)        1,500,000
Intermountain Power Agency
   C.P.
     05-11-06                     3.35             5,000,000           5,000,000

Total                                                                  6,500,000



See accompanying notes to investments in securities.





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2--RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2006

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Virginia (3.4%)
Chesapeake Hospital Authority
   Revenue Bonds
   Chesapeake General Hospital
   V.R.D.N. Series 2001A (SunTrust Bank)
     07-01-31                     3.18%           $4,000,000(e)       $4,000,000



Municipal Notes (continued)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Wisconsin (3.5%)
City of Milwaukee
   Revenue Bonds
   Milwaukee Public Museum
   V.R.D.N. Series 2000 (Bank One)
     04-01-35                     3.28%           $1,200,000(e)       $1,200,000
Milwaukee Redevelopment Authority
   Revenue Bonds
   La Causa Project
   V.R.D.N. Series 2000 (US Bank)
     12-01-20                     3.18             3,030,000(e)        3,030,000

Total                                                                  4,230,000



Municipal Notes (continued)

Issuer(b,c,d)                   Effective            Amount             Value(a)
                                  yield            payable at
                                                    maturity

Wyoming (1.0%)
Lincoln County
   Exxon Mobil
   V.R.D.N. Series 1984C
     11-01-14                     3.12%             $400,000(e)         $400,000
Uinta County
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N Series 1993
     08-15-20                     3.15               800,000(e)          800,000

Total                                                                  1,200,000

Total Investments in Securities
(Cost: $117,905,170)(f)                                             $117,905,170



Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2005.

(b) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax

     B.A.N.   -- Bond Anticipation Note

     C.P.     -- Commercial Paper

     R.A.N.   -- Revenue Anticipation Note

     T.A.N.   -- Tax Anticipation Note

     T.R.A.N. -- Tax & Revenue Anticipation Note

     V.R.     -- Variable Rate

     V.R.D.B. -- Variable Rate Demand Bond

     V.R.D.N. -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation

     AMBAC -- Ambac Assurance Corporation

     BIG   -- Bond Investors Guarantee

     CGIC  -- Capital Guaranty Insurance Company

     FGIC  -- Financial Guaranty Insurance Company

     FHA   -- Federal Housing Authority

     FNMA  -- Federal National Mortgage Association

     FHLMC -- Federal Home Loan Mortgage Corporation

     FSA   -- Financial Security Assurance

     GNMA  -- Government National Mortgage Association

     MBIA  -- MBIA Insurance Corporation

     XLCA  -- XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(f) Also represents the cost of securities for federal income tax purposes at March 31, 2006.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.





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3--RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2006



                                                              S-6433-80 E (5/06)



Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 31, 2006